INCOME TAX - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross	$ 1,851,218	$ 1,765,265
Deferred tax liability, Gross	(5,062,670)	(4,332,366)
Net	(3,211,452)	(2,567,101)	$ (2,320,272)	$ (2,624,711)
Deferred tax assets, offset	(5,818,001)	(4,406,526)
Deferred tax liabilities, offset	5,818,001	4,406,526
Deferred tax assets, net	1,851,218	1,765,265
Deferred tax liability, net	(5,062,670)	(4,332,366)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross	7,669,219	6,171,791
Net	7,669,219	6,171,791	4,166,160	2,420,224
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, Gross	(10,880,671)	(8,738,892)
Net	$ (10,880,671)	$ (8,738,892)	$ (6,486,432)	$ (5,044,935)